Prepayments - Summary of Prepayments (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayments and accrued income [abstract]
Prepaid lease expenses	¥ 874,783	¥ 629,497
Others	2,239	923
Total	877,022	630,420
Total current	454,276	300,277
Total non-current	422,746	330,143
Total	¥ 877,022	¥ 630,420